Commitments and Contingencies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013 DKK
Commitments and Contingencies [Abstract]
Litigation Settlement, Amount		$ 33,421	184,144
Share exchange agreement, aggregate amount of common stock shares	185,053